Subsequent Events - Evaluated the effect subsequent events (Details)			1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 26, 2021 $ / shares shares	Nov. 09, 2020 installment shares	Jan. 31, 2021 $ / shares shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Humacyte, Inc.
Subsequent Event [Line Items]
Option to purchase shares of common stock			5,000,000	6,999,500	1,831,700	2,365,100
Exercise price | $ / shares			$ 2.699	$ 2.70	$ 2.57	$ 2.23
Number of shares vested as of the issuance date		0		24,831,266	18,330,574
Number of anniversaries on which options vests in equal annual installments | installment		3
Subsequent event
Subsequent Event [Line Items]
Option to purchase shares of common stock	0.26260
Exercise price | $ / shares	$ 0.0001
Number of shares vested as of the issuance date	17,500,000